UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3346

                     OPPENHEIMER DISCIPLINED ALLOCATION FUND
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------

           Date of reporting period: NOVEMBER 1, 2004 - APRIL 30, 2005
                                     ---------------------------------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                       5.7%
--------------------------------------------------------------------------------
Software                                                                    5.5
--------------------------------------------------------------------------------
Diversified Financial Services                                              4.8
--------------------------------------------------------------------------------
Aerospace & Defense                                                         4.7
--------------------------------------------------------------------------------
Oil & Gas                                                                   3.4
--------------------------------------------------------------------------------
Pharmaceuticals                                                             3.4
--------------------------------------------------------------------------------
Insurance                                                                   3.3
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              2.3
--------------------------------------------------------------------------------
Tobacco                                                                     2.3
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment                                    2.0

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                                                  2.7%
--------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A                                                2.6
--------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.                                         2.4
--------------------------------------------------------------------------------
Altria Group, Inc.                                                          2.3
--------------------------------------------------------------------------------
Cendant Corp.                                                               2.2
--------------------------------------------------------------------------------
Raytheon Co.                                                                2.0
--------------------------------------------------------------------------------
BP plc, ADR                                                                 1.9
--------------------------------------------------------------------------------
Citigroup, Inc.                                                             1.7
--------------------------------------------------------------------------------
Honeywell International, Inc.                                               1.6
--------------------------------------------------------------------------------
IDT Corp., Cl. B                                                            1.5

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on net assets.

For up-to-date Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                   9 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

      Stocks                    49.3%
      Bonds and Notes           48.6
      Cash Equivalents           2.1

Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2005, and are based on total value of investments.
--------------------------------------------------------------------------------


                  10 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific Fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/16/85. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/1/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  11 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                  12 | OPPENHEIMER DISCIPLINED ALLOCATION FUND the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING          EXPENSES
                                ACCOUNT         ACCOUNT         PAID DURING
                                VALUE           VALUE           6 MONTHS ENDED
                                (11/1/04)       (4/30/05)       APRIL 30, 2005
--------------------------------------------------------------------------------
Class A Actual                  $1,000.00       $1,041.50       $ 5.48
--------------------------------------------------------------------------------
Class A Hypothetical             1,000.00        1,019.44         5.42
--------------------------------------------------------------------------------
Class B Actual                   1,000.00        1,036.90         9.95
--------------------------------------------------------------------------------
Class B Hypothetical             1,000.00        1,015.08         9.84
--------------------------------------------------------------------------------
Class C Actual                   1,000.00        1,036.80        10.00
--------------------------------------------------------------------------------
Class C Hypothetical             1,000.00        1,015.03         9.89
--------------------------------------------------------------------------------
Class N Actual                   1,000.00        1,038.70         7.66
--------------------------------------------------------------------------------
Class N Hypothetical             1,000.00        1,017.31         7.58

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended April 30, 2005 are as follows:

CLASS                         EXPENSE RATIOS
--------------------------------------------
Class A                            1.08%
--------------------------------------------
Class B                            1.96
--------------------------------------------
Class C                            1.97
--------------------------------------------
Class N                            1.51
--------------------------------------------------------------------------------


                  13 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  April 30, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       VALUE
                                                                                       SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
COMMON STOCKS--55.8%
-------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--7.7%
-------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
McDonald's Corp.                                                                       33,900   $    993,609
-------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.4%
WCI Communities, Inc. 1                                                                16,600        465,298
-------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.8%
IAC/InterActiveCorp 1                                                                  49,000      1,065,260
-------------------------------------------------------------------------------------------------------------
MEDIA--5.7%
Liberty Media Corp., Cl. A                                                            339,400      3,407,576
-------------------------------------------------------------------------------------------------------------
Liberty Media International, Inc., Cl. A 1                                             13,938        578,009
-------------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                        369,850      3,310,158
                                                                                                -------------
                                                                                                   7,295,743

-------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.7%
-------------------------------------------------------------------------------------------------------------
BEVERAGES--0.7%
Constellation Brands, Inc., Cl. A 1                                                    17,200        906,612
-------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.7%
Wal-Mart Stores, Inc.                                                                  18,600        876,804
-------------------------------------------------------------------------------------------------------------
TOBACCO--2.3%
Altria Group, Inc.                                                                     44,600      2,898,554
-------------------------------------------------------------------------------------------------------------
ENERGY--4.1%
-------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.7%
Halliburton Co.                                                                        20,400        848,436
-------------------------------------------------------------------------------------------------------------
OIL & GAS--3.4%
BP plc, ADR                                                                            39,800      2,423,820
-------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                                     7,700        588,742
-------------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                                  10,400      1,409,200
                                                                                                -------------
                                                                                                   4,421,762

-------------------------------------------------------------------------------------------------------------
FINANCIALS--11.2%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.0%
Bank of America Corp.                                                                  24,102      1,085,554
-------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                         13,988        715,906
-------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                      12,800        767,232
                                                                                                -------------
                                                                                                   2,568,692

-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--4.8%
Alliance Capital Management Holding LP                                                  8,100        364,014
-------------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                                                            15,000      1,063,350
-------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                        45,277      2,126,208
-------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                   19,500        692,055
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                         15,900      1,458,348


                  14 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                       VALUE
                                                                                       SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Morgan Stanley                                                                          7,400   $    389,388
                                                                                                -------------
                                                                                                   6,093,363

-------------------------------------------------------------------------------------------------------------
INSURANCE--3.3%
American International Group, Inc.                                                      6,700        340,695
-------------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                                          14,500        395,850
-------------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd.                                                                  40,500        771,930
-------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                   7,900        649,380
-------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                                        63,800      1,783,210
-------------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The)                                                               27,100        307,043
                                                                                                -------------
                                                                                                   4,248,108

-------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.1%
Countrywide Financial Corp.                                                            18,300        662,277
-------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                            11,700        719,784
                                                                                                -------------
                                                                                                   1,382,061

-------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.3%
-------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--1.4%
MedImmune, Inc. 1                                                                      27,200        690,064
-------------------------------------------------------------------------------------------------------------
Wyeth                                                                                  24,000      1,078,560
                                                                                                -------------
                                                                                                   1,768,624

-------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Boston Scientific Corp. 1                                                              22,600        668,508
-------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.0%
Manor Care, Inc.                                                                       10,600        353,510
-------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                                               77,600        928,872
                                                                                                -------------
                                                                                                   1,282,382

-------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--3.4%
GlaxoSmithKline plc, ADR                                                               18,900        955,395
-------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                           45,900      1,247,103
-------------------------------------------------------------------------------------------------------------
Schering-Plough Corp. 2                                                                44,800        934,976
-------------------------------------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 1                                                         38,000      1,140,000
                                                                                                -------------
                                                                                                   4,277,474

-------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.0%
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--4.7%
Honeywell International, Inc.                                                          58,300      2,084,808
-------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1                                                              131,300      1,223,716


                  15 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                                       VALUE
                                                                                       SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Raytheon Co.                                                                           69,200   $  2,602,612
                                                                                                -------------
                                                                                                   5,911,136

-------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.3%
Cendant Corp.                                                                         139,400      2,775,454
-------------------------------------------------------------------------------------------------------------
Corinthian Colleges, Inc. 1                                                            12,800        181,888
                                                                                                -------------
                                                                                                   2,957,342

-------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
GrafTech International Ltd. 1                                                          41,100        156,591
-------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.9%
General Electric Co.                                                                   24,500        886,900
-------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                49,600      1,552,976
                                                                                                -------------
                                                                                                   2,439,876

-------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.7%
-------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Geotek Communications, Inc., Series B, Escrow Shares 3, 4                                 100             --
-------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Dell, Inc. 1                                                                           23,500        818,505
-------------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                                    43,100        882,257
                                                                                                -------------
                                                                                                   1,700,762

-------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.4%
Flextronics International Ltd. 1                                                       44,700        498,405
-------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.1%
Net2Phone, Inc. 1                                                                     118,500        206,190
-------------------------------------------------------------------------------------------------------------
IT SERVICES--0.4%
CSG Systems International, Inc. 1                                                      27,900        479,601
-------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Freescale Semiconductor, Inc., Cl. A 1                                                 62,500      1,170,000
-------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                            19,300        453,936
-------------------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. 1                                                      82,100        963,033
                                                                                                -------------
                                                                                                   2,586,969

-------------------------------------------------------------------------------------------------------------
SOFTWARE--5.5%
Computer Associates International, Inc.                                                   121          3,255
-------------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                                      60,800        361,760
-------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                        63,300      1,601,490
-------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                        146,000        862,860
-------------------------------------------------------------------------------------------------------------
Oracle Corp. 1                                                                         47,100        544,476
-------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                       32,200        529,368


                  16 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                                       VALUE
                                                                                       SHARES     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
SOFTWARE Continued
Take-Two Interactive Software, Inc. 1                                                 131,550   $  3,095,372
                                                                                                -------------
                                                                                                   6,998,581

-------------------------------------------------------------------------------------------------------------
MATERIALS--0.7%
-------------------------------------------------------------------------------------------------------------
CHEMICALS--0.5%
Praxair, Inc.                                                                          14,300        669,669
-------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.2%
Bowater, Inc.                                                                           8,100        263,169
-------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.5%
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.5%
IDT Corp., Cl. B 1                                                                    141,400      1,988,084
-------------------------------------------------------------------------------------------------------------
UTILITIES--1.9%
-------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.9%
AES Corp. (The) 1                                                                     115,200      1,852,416
-------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                 55,200        561,384
                                                                                                -------------
                                                                                                   2,413,800
                                                                                                -------------

Total Common Stocks (Cost $62,682,186)                                                            71,331,465

                                                                                    PRINCIPAL
                                                                                       AMOUNT
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--6.8%
-------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 3.05%, 4/20/08 3,5                                        $    80,000         79,872
-------------------------------------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivable Certificates,
Series 2003-1, Cl. A2, 1.29%, 8/21/06                                                  15,848         15,842
-------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates:
Series 2004-A, Cl. A2, 1.88%, 10/25/06                                                126,227        125,907
Series 2005-A, Cl. A2, 3.65%, 12/26/07                                                290,000        289,866
-------------------------------------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
Series 2004-2, Cl. A3, 3.58%, 1/15/09                                                 270,000        266,836
-------------------------------------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
Series 2004-A, Cl. AF1, 2.03%, 6/25/19                                                 13,077         13,056
Series 2004-D, Cl. AF1, 2.98%, 4/25/20 3                                               95,149         94,646
Series 2005-B, Cl. AF1, 4.02%, 3/26/35 3                                               88,032         88,015
-------------------------------------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates, Home Equity
Mtg. Obligations:
Series 2002-4, Cl. 1A3, 3.44%, 4/25/23                                                  3,718          3,713
Series 2003-1, Cl. 1A3, 3.14%, 7/25/23                                                 41,428         41,360
Series 2003-4, Cl. 1A2, 2.138%, 7/25/18                                               108,973        108,716
Series 2003-5, Cl. 1A2, 2.451%, 11/25/18                                               60,000         59,696
Series 2004-1, Cl. 1A2, 2.427%, 6/25/19                                               110,000        109,345
-------------------------------------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2002-A, Cl. A4, 4.24%, 9/15/08                                    38,448         38,608


                  17 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2004-DFS, Cl. A2, 2.66%, 11/20/06 3                                        $   190,000   $    188,897
-------------------------------------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust, Credit Card Receivable Nts.:
Series 2001-A6, Cl. A6, 5.65%, 6/16/08                                                250,000        255,218
Series 2002-A3, Cl. A3, 4.40%, 5/15/07                                                200,000        200,232
Series 2003-C4, Cl. C4, 5%, 6/10/15                                                    40,000         40,025
-------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg.
Obligations, Series 2003-3, Cl. AF1, 3.14%, 8/25/33 5                                  24,074         24,088
-------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc., Home Equity Mtg. Obligations,
Series 2004-OPT1, Cl. A1B, 2.388%, 9/1/34 3                                            32,214         32,173
-------------------------------------------------------------------------------------------------------------
Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
Certificates, Series 2002-4, Cl. A1, 3.39%, 2/25/33 5                                  26,420         26,750
-------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
Series 2001-D, Cl. A4, 3.78%, 2/6/07                                                   47,433         47,505
Series 2002-A, Cl. A4, 4.49%, 10/6/08                                                  90,138         90,550
Series 2003-B, Cl. A2, 1.61%, 7/10/06                                                  83,688         83,659
Series 2004-B, Cl. A2, 2.48%, 2/8/07 3                                                 84,121         83,942
Series 2004-C, Cl. A2, 2.62%, 6/8/07                                                  380,000        378,661
Series 2005-A, Cl. A2, 3.17%, 9/8/07 3                                                320,000        319,259
-------------------------------------------------------------------------------------------------------------
Equity One ABS, Inc., Home Equity Mtg. Pass-Through Certificates,
Series 2004-3, Cl. AF2, 3.80%, 7/25/34                                                 50,000         49,631
-------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through Certificates:
Series 2004-A, Cl. A2, 2.13%, 10/15/06                                                243,984        243,185
Series 2005-A, Cl. A3, 3.48%, 11/17/08                                                190,000        188,820
Series 2005-B, Cl. A2, 3.77%, 9/15/07                                                 210,000        210,174
-------------------------------------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                  96,349         96,007
-------------------------------------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile Receivable Obligations:
Series 2003-3, Cl. A2, 1.52%, 4/21/06                                                  18,701         18,693
Series 2003-4, Cl. A2, 1.58%, 7/17/06                                                  93,026         92,902
Series 2005-1, Cl. A2, 3.21%, 5/21/07 3                                               130,000        129,743
-------------------------------------------------------------------------------------------------------------
Litigation Settlement Monetized Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%, 4/25/31 3                                              646,835        705,451
-------------------------------------------------------------------------------------------------------------
M&I Auto Loan Trust, Automobile Loan Certificates:
Series 2002-1, Cl. A3, 2.49%, 10/22/07                                                 44,101         44,074
Series 2003-1, Cl. A2, 1.60%, 7/20/06                                                     857            857
-------------------------------------------------------------------------------------------------------------
MBNA Credit Card Master Note Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 4.304%, 3/15/16 5                                             360,000        382,034
-------------------------------------------------------------------------------------------------------------
National City Auto Receivables Trust, Automobile Receivable Obligations,
Series 2004-A, Cl. A2, 1.50%, 2/15/07                                                  81,415         81,207
-------------------------------------------------------------------------------------------------------------
Nissan Auto Lease Trust, Automobile Lease Obligations, Series 2004-A,
Cl. A2, 2.55%, 1/15/07                                                                180,000        179,284


                  18 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.:
Series 2002-A, Cl. A4, 4.28%, 10/16/06                                            $    22,623   $     22,662
Series 2003-C, Cl. A2, 1.62%, 4/17/06                                                   8,433          8,432
Series 2004-A, Cl. A2, 1.40%, 7/17/06                                                  90,540         90,262
-------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Home Equity Mtg. Obligations,
Series 2004-3, Cl. A2, 3.17%, 11/25/34 3,5                                             65,728         65,776
-------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust, Home Equity
Pass-Through Certificates:
Series 2004-5, Cl. A F2, 3.735%, 11/10/34 3                                            70,000         69,410
Series 2005-1, Cl. A F2, 3.914%, 5/25/35                                               60,000         59,575
Series 2005-2, Cl. A F2, 4.415%, 4/25/35 3                                             90,000         90,000
-------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations,
Mtg. Pass-Through Certificates, Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35              457,722        460,803
-------------------------------------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations,
Series 2002-B, Cl. A4, 4.39%, 5/15/09                                                 386,963        388,429
-------------------------------------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                                                 11,015         11,016
Series 2004-1, Cl. A2, 1.43%, 9/15/06                                                 176,674        176,332
Series 2004-2, Cl. A2, 2.41%, 2/15/07                                                 185,150        184,659
Series 2004-3, Cl. A2, 2.79%, 6/15/07                                                 180,000        179,389
-------------------------------------------------------------------------------------------------------------
Volkswagen Auto Lease Trust, Automobile Lease Asset-Backed Securities:
Series 2004-A, Cl. A2, 2.47%, 1/22/07                                                 220,000        219,081
Series 2005-A, Cl. A2, 3.52%, 4/20/07                                                 230,000        229,854
-------------------------------------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivable
Certificates, Series 2003-2, Cl. A2, 1.55%, 6/20/06                                    40,384         40,345
-------------------------------------------------------------------------------------------------------------
Wachovia Auto Owner Trust, Automobile Receivable Nts., Series 2004-B,
Cl. A2, 2.40%, 5/21/07                                                                160,000        159,448
-------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Trust, Collateralized Mtg. Obligations,
Series 2004-2, Cl. AI1B, 2.94%, 9/25/18                                               267,644        265,783
-------------------------------------------------------------------------------------------------------------
WFS Financial Owner Trust, Automobile Receivable Obligations,
Series 2002-2, Cl. A4, 4.50%, 2/20/10                                                  80,000         80,501
-------------------------------------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivable Certificates:
Series 2002-1, Cl. A3, 2.60%, 8/15/06                                                 118,924        118,836
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                                                 30,676         30,670
Series 2004-1, Cl. A2A, 2.59%, 5/15/07                                                230,000        228,972
                                                                                                -------------

Total Asset-Backed Securities (Cost $8,674,583)                                                    8,708,734


                  19 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--28.3%
-------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--23.9%
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--23.6%
Federal Home Loan Mortgage Corp.:
6%, 7/1/24-9/1/34                                                                 $ 2,515,708   $  2,583,896
6.50%, 4/1/18 6                                                                       108,571        113,112
6.50%, 7/1/28-4/1/34                                                                  261,438        272,588
7%, 6/1/29-11/1/32                                                                  1,044,036      1,103,507
7%, 5/1/35 6                                                                          346,000        365,138
8%, 4/1/16                                                                            102,327        109,186
9%, 8/1/22-5/1/25                                                                      29,217         31,903
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 1669, Cl. G, 6.50%, 2/15/23                                                     36,581         36,738
Series 2034, Cl. Z, 6.50%, 2/15/28                                                     85,045         88,844
Series 2053, Cl. Z, 6.50%, 4/15/28                                                     97,964        102,027
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                   132,294        137,415
Series 2075, Cl. D, 6.50%, 8/15/28                                                    266,320        277,293
Series 2080, Cl. Z, 6.50%, 8/15/28                                                     83,222         86,306
Series 2387, Cl. PD, 6%, 4/15/30                                                      147,024        149,358
Series 2466, Cl. PD, 6.50%, 4/15/30                                                     2,153          2,152
Series 2498, Cl. PC, 5.50%, 10/15/14                                                   18,031         18,138
Series 2500, Cl. FD, 3.454%, 3/15/32 5                                                 46,435         46,587
Series 2526, Cl. FE, 3.354%, 6/15/29 5                                                 56,652         57,100
Series 2550, Cl. QK, 4.50%, 4/15/22                                                    52,596         52,658
Series 2551, Cl. FD, 3.354%, 1/15/33 5                                                 45,460         45,815
Series 2583, Cl. KA, 5.50%, 3/15/22                                                   350,414        353,696
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 8.518%, 6/1/26 7                                                   81,941         16,344
Series 183, Cl. IO, 6.30%, 4/1/27 7                                                   126,685         24,963
Series 184, Cl. IO, 11.02%, 12/1/26 7                                                 133,622         26,200
Series 192, Cl. IO, 12.572%, 2/1/28 7                                                  38,711          7,282
Series 200, Cl. IO, 12.325%, 1/1/29 7                                                  46,970          9,304
Series 2130, Cl. SC, 13.484%, 3/15/29 7                                               105,634          8,681
Series 2796, Cl. SD, 20.552%, 7/15/26 7                                               137,847         13,998
Series 2920, Cl. S, 30.158%, 1/15/35 7                                                919,601         55,647
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 176, Cl. PO, 5.423%, 6/1/26 8                             45,751         39,588
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 6/1/18-7/1/18                                                                     763,869        770,589
5%, 5/1/20-5/1/35 6                                                                 4,424,000      4,409,290
5.50%, 5/1/20-5/12/35 6                                                             6,228,000      6,314,077
5.50%, 2/1/33-1/1/34                                                                1,593,010      1,610,629
6%, 5/1/20 6                                                                        1,182,000      1,224,848
6%, 3/1/23                                                                            898,138        921,845
6.50%, 3/1/26-10/1/30                                                                 106,169        110,829
6.50%, 5/14/31 6                                                                    3,897,000      4,052,880


                  20 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
7%, 11/1/17-2/25/22                                                               $   512,810   $    532,860
7%, 5/1/31 6                                                                          639,000        674,744
7.50%, 1/1/08-8/1/29                                                                  127,182        135,626
8.50%, 7/1/32                                                                          10,560         11,495
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                                                  222,507        232,302
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                     339,220        355,954
Trust 1998-63, Cl. PG, 6%, 3/25/27                                                     36,031         36,099
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                     84,992         86,039
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                     81,438         82,863
Trust 2001-72, Cl. NH, 6%, 4/25/30                                                     63,923         64,831
Trust 2001-74, Cl. PD, 6%, 5/25/30                                                     24,875         25,144
Trust 2002-77, Cl. WF, 3.37%, 12/18/32 5                                               71,043         71,511
Trust 2002-94, Cl. MA, 4.50%, 8/25/09                                                  88,576         88,581
Trust 2002-T1, Cl. A2, 7%, 11/25/31                                                   293,468        310,526
Trust 2003-10, Cl. HP, 5%, 2/25/18                                                    350,000        353,290
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                   236,000        238,730
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Trust 319, Cl. 2, 6.798%, 2/1/32 7                                                     88,649         17,446
Trust 1993-223, Cl. P M, 3.265%, 10/25/23 7                                            77,567          8,014
Trust 2002-38, Cl. SO, 16.272%, 4/25/32 7                                             109,668          7,762
Trust 2002-47, Cl. NS, 12.53%, 4/25/32 7                                              172,594         17,396
Trust 2002-51, Cl. S, 12.782%, 8/25/32 7                                              158,559         15,984
Trust 2002-77, Cl. IS, 14.451%, 12/18/32 7                                            186,842         19,681
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 6.33%, 6/1/23 7                                                     269,606         54,472
Trust 240, Cl. 2, 8.98%, 9/1/23 7                                                     417,375         82,461
Trust 247, Cl. 2, 8.011%, 10/1/23 7                                                   470,231        107,013
Trust 252, Cl. 2, 2.429%, 11/1/23 7                                                   205,484         41,821
Trust 254, Cl. 2, 5.659%, 1/1/24 7                                                    100,169         20,591
Trust 273, Cl. 2, 8.745%, 7/1/26 7                                                     59,271         11,701
Trust 321, Cl. 2, 1.12%, 3/1/32 7                                                     858,947        172,635
Trust 329, Cl. 2, 9.378%, 1/1/33 7                                                    129,531         27,062
Trust 331, Cl. 9, (13.349)%, 12/1/32 7                                                241,142         47,579
Trust 333, Cl. 2, 10.28%, 3/1/33 7                                                    931,170        196,958
Trust 334, Cl. 17, (5.194)%, 2/1/33 7                                                 143,192         28,048
Trust 2001-81, Cl. S, 17.012%, 1/25/32 7                                               89,358          9,066
Trust 2002-9, Cl. MS, 14.101%, 3/25/32 7                                              124,589         13,193
Trust 2002-52, Cl. SD, 8.349%, 9/25/32 7                                              198,978         19,348
Trust 2002-77, Cl. SH, 22.494%, 12/18/32 7                                            115,063         11,578
Trust 2004-54, Cl. DS, 17.68%, 11/25/30 7                                             165,498         13,433
Trust 2005-6, Cl. SE, 27.136%, 2/25/35 7                                              611,956         38,942
Trust 2005-19, Cl. SA, 26.97%, 3/25/35 7                                            2,513,413        154,227
Trust 2005-40, Cl. SA, 27.355%, 5/25/35 7                                             568,000         33,377


                  21 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed
Security, Trust 1993-184, Cl. M, 7.391%, 9/25/23 8                                $    86,553   $     73,987
                                                                                                -------------
                                                                                                  30,194,821

-------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.3%
Government National Mortgage Assn.:
7%, 4/15/09-2/15/24                                                                   149,660        157,813
7.50%, 3/15/09                                                                         82,713         86,369
8%, 5/15/17                                                                            55,651         60,498
8.50%, 8/15/17-12/15/17                                                                37,142         40,453
-------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, 9.217%, 1/16/27 7                                             256,562         24,656
Series 2002-76, Cl. SY, 6.698%, 12/16/26 7                                            342,159         35,192
Series 2004-11, Cl. SM, 4.425%, 1/17/30 7                                             132,495         11,141
                                                                                                -------------
                                                                                                     416,122

-------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.4%
-------------------------------------------------------------------------------------------------------------
COMMERCIAL--4.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2004-6, Cl. A3, 4.512%, 12/10/42                    210,000        208,198
-------------------------------------------------------------------------------------------------------------
Bank of America Mortgage Securities, Inc., Collateralized Mtg.
Obligations Pass-Through Certificates:
Series 2004-E, Cl. 2A9, 3.712%, 6/25/34                                               136,102        136,146
Series 2004-G, Cl. 2A1, 2.469%, 8/25/34 5                                              47,453         47,402
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                270,614        275,341
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                                226,241        233,028
-------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2005-PWR7, Cl. A2, 4.945%, 2/11/41                                100,000        101,454
-------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2004-J9, Cl. 1A1, 3.20%, 10/25/34 5                                            199,535        199,752
-------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America Commercial
Mtg. Trust, Pass-Through Certificates, Series 1998-C2, Cl. A2, 6.56%, 11/18/35        140,000        147,760
-------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C1, Cl. A3, 4.578%, 6/10/48                                                90,000         89,661
-------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2004-C3, Cl. A4, 4.547%, 12/10/41                                 140,000        139,118
-------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1997-C1, Cl. A3, 6.869%, 7/15/29                     87,524         91,709
-------------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2005-G G3, Cl. A2, 4.305%, 8/10/42                  190,000        188,884
-------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Pass-Through
Certificates, Series 2004-C1, Cl. A1, 3.659%, 10/10/28                                148,425        145,250
-------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust, Collateralized Mtg. Obligations,
Series 04-12, Cl. 3A1, 4.504%, 12/25/34 3,5                                           272,950        272,478


                  22 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Mastr Alternative Loan Trust, Pass-Through Collateralized Mtg. Obligations,
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                              $   365,039   $    375,118
-------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust, Pass-Through Collateralized Mtg.
Obligations, Series 2004-9, Cl. A3, 4.70%, 8/25/34 5                                  543,496        544,169
-------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                 160,000        169,949
-------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                         192,000        217,778
-------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Obligations:
Series 2005-C16, Cl. A2, 4.38%, 10/15/41                                              270,000        268,911
Series 2005-C17, Cl. A2, 4.763%, 3/15/42                                              300,000        303,404
-------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
Pass-Through Certificates, Series 2005-AR5, Cl. A1, 4.852%, 4/25/35                   290,000        291,205
-------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities Trust, Collateralized Mtg. Obligations:
Series 2004-DD, Cl. 2A1, 4.544%, 1/25/35 5                                            410,422        412,127
Series 2004-N, Cl. A10, 3.803%, 8/25/34 3                                             242,652        243,103
Series 2004-W, Cl. A2, 4.616%, 11/25/34 5                                             127,413        127,280
                                                                                                -------------
                                                                                                   5,229,225

-------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.3%
Countrywide Alternative Loan Trust, Collateralized Mtg. Obligations,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                               330,405        335,694
                                                                                                -------------

Total Mortgage-Backed Obligations (Cost $36,050,177)                                              36,175,862

-------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--5.1%
-------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
3.625%, 9/15/06                                                                     1,065,000      1,063,318
6.625%, 9/15/09                                                                       470,000        515,980
-------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
3.75%, 5/17/07                                                                        460,000        458,121
4.25%, 7/15/07                                                                        550,000        554,132
7.25%, 1/15/10 9                                                                    1,350,000      1,523,283
7.25%, 5/15/30                                                                        170,000        225,912
-------------------------------------------------------------------------------------------------------------
Tennessee Valley Authority Bonds:
5.375%, 11/13/08                                                                      109,000        113,790
7.125%, 5/1/30                                                                        203,000        267,188
Series A, 6.79%, 5/23/12                                                              950,000      1,086,299
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
STRIPS, 2.99%, 2/15/10 10                                                             125,000        104,196
STRIPS, 4.96%, 2/15/16 10                                                             171,000        106,484
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.50%, 9/30/06-10/31/06                                           410,000        404,246
                                                                                                -------------

Total U.S. Government Obligations (Cost $6,425,908)                                                6,422,949


                  23 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--0.1%
-------------------------------------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $110,895)                        $   110,000   $    122,375

-------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.8%
-------------------------------------------------------------------------------------------------------------
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                                           250,000        256,887
-------------------------------------------------------------------------------------------------------------
AIG SunAmerica Global Financing II, 7.60% Sr. Sec. Nts., 6/15/05 11                   100,000        100,470
-------------------------------------------------------------------------------------------------------------
Albertson's, Inc.:
8% Sr. Unsec. Debs., 5/1/31                                                           125,000        146,174
8.70% Sr. Unsec. Debs., 5/1/30                                                         64,000         80,020
-------------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., 8.875% Sr. Nts., Series B, 4/1/08                   110,000        113,575
-------------------------------------------------------------------------------------------------------------
Allstate Financial Global Funding LLC, 4.25% Nts., 9/10/08 11                          50,000         49,821
-------------------------------------------------------------------------------------------------------------
Allstate Life Global Funding II, 3.50% Nts., 7/30/07                                   65,000         64,205
-------------------------------------------------------------------------------------------------------------
American Express Centurion Bank, 4.375% Nts., 7/30/09                                 250,000        250,413
-------------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3.85% Nts., 11/6/08 11                                  180,000        176,907
-------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 8.125% Sr. Unsec. Nts., 5/1/12                          205,000        242,701
-------------------------------------------------------------------------------------------------------------
AXA, 8.60% Unsec. Sub. Nts., 12/15/30                                                 190,000        254,386
-------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.875% Sr. Unsec. Nts., 1/15/13                                  3,000          3,033
-------------------------------------------------------------------------------------------------------------
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08                                   20,000         21,793
-------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc., 8.625% Sr. Unsec. Nts., 5/15/11                               115,000        122,475
-------------------------------------------------------------------------------------------------------------
Boeing Capital Corp., 5.75% Sr. Nts., 2/15/07                                          21,000         21,582
-------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Bonds, 12/15/30                                125,000        171,209
-------------------------------------------------------------------------------------------------------------
Canadian National Railway Co., 4.25% Nts., 8/1/09                                      32,000         31,886
-------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc.:
5.875% Sr. Nts., 6/1/08                                                               135,000        139,819
8.125% Unsec. Nts., Series B, 7/15/05                                                  60,000         60,567
-------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                     230,000        248,685
-------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7.50% Sr. Nts., 6/15/14                                      120,000        126,300
-------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7.40% Unsec. Nts., 5/15/07                                               295,000        312,128
-------------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12                                 200,000        233,532
-------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6.625% Unsec. Sub. Nts., 6/15/32                                     260,000        299,934
-------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11                                   60,000         65,250
-------------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc., 6% Nts., 9/15/06                                                 130,000        133,209
-------------------------------------------------------------------------------------------------------------
Conectiv, Inc., 5.30% Unsec. Unsub. Nts., Series B, 6/1/05                             33,000         33,040
-------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc., 7% Unsec. Nts., 4/1/12                              205,000        230,241
-------------------------------------------------------------------------------------------------------------
Cox Communications, Inc., 7.875% Unsec. Nts., 8/15/09                                  30,000         33,448
-------------------------------------------------------------------------------------------------------------
Cox Enterprises, Inc., 7.375% Unsec. Debs., 6/15/09 11                                130,000        140,466
-------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston (USA), Inc., 5.50% Nts., 8/15/13                           290,000        303,196
-------------------------------------------------------------------------------------------------------------
CSX Corp., 6.25% Unsec. Nts., 10/15/08                                                120,000        127,083
-------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 6.125% Nts., 1/15/14                                               110,000        111,437
-------------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 7.20% Unsec. Nts., 9/1/09                          285,000        302,326


                  24 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                  $   110,000   $    130,155
-------------------------------------------------------------------------------------------------------------
Delphi Corp., 6.55% Nts., 6/15/06                                                     145,000        136,300
-------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                 155,000        179,951
-------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10                             135,000        155,653
-------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.45% Sr. Unsub. Nts., 6/1/06                                         120,000        123,055
-------------------------------------------------------------------------------------------------------------
Duke Capital LLC, 5.668% Nts., 8/15/14                                                135,000        139,094
-------------------------------------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec. Nts., 8/1/10                                           205,000        235,508
-------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                     160,000        170,002
-------------------------------------------------------------------------------------------------------------
FedEx Corp., 2.65% Unsec. Nts., 4/1/07                                                275,000        267,387
-------------------------------------------------------------------------------------------------------------
FirstEnergy Corp.:
5.50% Sr. Unsub. Nts., Series A, 11/15/06                                             105,000        106,981
7.375% Sr. Unsub. Nts., Series C, 11/15/31                                            120,000        141,874
-------------------------------------------------------------------------------------------------------------
Ford Holdings, Inc., 9.30% Unsec. Unsub. Debs., 3/1/30                                 55,000         52,711
-------------------------------------------------------------------------------------------------------------
Ford Motor Credit Co.:
6.50% Unsec. Nts., 1/25/07                                                            125,000        125,038
7.375% Nts., 10/28/09                                                                  55,000         52,959
-------------------------------------------------------------------------------------------------------------
France Telecom SA:
8% Sr. Unsec. Nts., 3/1/11 5                                                          135,000        155,764
8.75% Sr. Unsec. Nts., 3/1/31 5                                                        45,000         61,108
-------------------------------------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                                          80,000         79,236
-------------------------------------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07 3                                                                 135,000        140,641
10.05% Unsub. Nts., 12/15/08 5                                                         29,000         33,538
-------------------------------------------------------------------------------------------------------------
General Mills, Inc., 3.875% Nts., 11/30/07                                            190,000        188,361
-------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
7.25% Nts., 3/2/11                                                                    250,000        224,485
8% Bonds, 11/1/31                                                                     210,000        177,134
-------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 5.70% Sr. Unsec. Nts., 9/1/12                        280,000        293,990
-------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 2.375% Nts., 6/1/06                     70,000         68,624
-------------------------------------------------------------------------------------------------------------
HCA Healthcare Corp., 6.91% Sr. Sub. Nts., 6/15/05                                     98,000         98,346
-------------------------------------------------------------------------------------------------------------
HCA, Inc., 7.125% Sr. Unsec. Nts., 6/1/06                                              22,000         22,686
-------------------------------------------------------------------------------------------------------------
Hertz Corp. (The), 6.35% Nts., 6/15/10                                                340,000        333,002
-------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp., 7.95% Sr. Nts., 4/15/07                                           95,000        101,364
-------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.75% Sr. Unsec. Nts., 7/15/13                                    305,000        302,149
-------------------------------------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375% Sr. Sec. Nts., 11/14/08 3,5                          110,000        118,800
-------------------------------------------------------------------------------------------------------------
iStar Financial, Inc., 4.875% Sr. Unsec. Nts., Series B, 1/15/09                      175,000        173,622
-------------------------------------------------------------------------------------------------------------
J. C. Penney Co., Inc., 7.40% Nts., 4/1/37                                            130,000        130,000
-------------------------------------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 11                                 111,000        128,404
-------------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12                                    150,000        164,125
-------------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 5.25% Nts., 6/1/07                                                 300,000        305,897


                  25 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                                         $   180,000   $    192,854
-------------------------------------------------------------------------------------------------------------
Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                  210,000        212,313
-------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 7% Nts., 2/1/08                                       165,000        177,009
-------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., 6.625% Sr. Sub. Nts., 2/15/08                                   25,000         26,526
-------------------------------------------------------------------------------------------------------------
Lennar Corp., 5.95% Sr. Unsec. Nts., 3/1/13                                           125,000        131,134
-------------------------------------------------------------------------------------------------------------
Liberty Media Corp., 5.70% Sr. Unsec. Nts., 5/15/13                                   150,000        142,060
-------------------------------------------------------------------------------------------------------------
Liberty Property Trust, 5.65% Sr. Nts., 8/15/14                                       130,000        134,255
-------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 7.65% Unsec. Unsub. Debs., 5/1/16                               94,000        114,375
-------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 5.375% Sr. Unsec. Nts., 3/15/07                          175,000        178,137
-------------------------------------------------------------------------------------------------------------
May Department Stores Co.:
3.95% Nts., 7/15/07                                                                   111,000        109,987
7.90% Unsec. Debs., 10/15/07                                                          105,000        112,745
-------------------------------------------------------------------------------------------------------------
MBNA Corp., 7.50% Sr. Nts., Series F, 3/15/12                                         230,000        262,033
-------------------------------------------------------------------------------------------------------------
McDonnell Douglas Corp., 6.875% Unsec. Unsub. Nts., 11/1/06                            34,000         35,318
-------------------------------------------------------------------------------------------------------------
Mellon Bank NA, 4.75% Unsec. Sub. Nts., 12/15/14                                      240,000        238,155
-------------------------------------------------------------------------------------------------------------
Merck & Co., Inc., 4.726% Nts., 2/22/06 11                                            245,000        246,375
-------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 5% Sr. Unsub. Nts., Series C, 2/3/14                       295,000        296,952
-------------------------------------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Unsec. Nts., 10/1/12                      265,000        279,555
-------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                    155,000        169,978
-------------------------------------------------------------------------------------------------------------
National City Bank, 6.20% Sub. Nts., 12/15/11                                          17,000         18,463
-------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., 5.90% Nts., 7/1/12                                95,000        101,699
-------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                              190,000        219,642
-------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11                                      150,000        168,914
-------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 7.875% Unsec. Unsub. Nts., 2/1/09                  80,000         87,000
-------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts., Series B, 6/1/13 11               69,825         66,927
-------------------------------------------------------------------------------------------------------------
Portland General Electric Co., 8.125% First Mortgage Nts., 2/1/10 11                   95,000        105,795
-------------------------------------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 11                          195,000        253,713
-------------------------------------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25                               260,000        348,228
-------------------------------------------------------------------------------------------------------------
PSE&G Power LLC, 6.875% Sr. Unsec. Nts., 4/15/06                                      130,000        133,469
-------------------------------------------------------------------------------------------------------------
PSE&G Energy Holdings LLC, 7.75% Unsec. Nts., 4/16/07 3                               115,000        118,450
-------------------------------------------------------------------------------------------------------------
Safeway, Inc., 4.80% Sr. Unsec. Nts., 7/16/07                                         300,000        301,917
-------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                                   127,000        144,498
-------------------------------------------------------------------------------------------------------------
Simon Property Group LP:
5.45% Unsec. Nts., 3/15/13                                                            115,000        117,525
5.625% Unsec. Unsub. Nts., 8/15/14                                                    115,000        117,883
-------------------------------------------------------------------------------------------------------------
Sprint Capital Corp.:
6% Sr. Unsec. Nts., 1/15/07                                                           135,000        138,634
8.75% Nts., 3/15/32                                                                   100,000        134,882
-------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.375% Nts., 5/1/07                        190,000        197,600


                  26 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                                                    PRINCIPAL          VALUE
                                                                                       AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
-------------------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.:
4% Nts., 10/15/08                                                                 $   135,000   $    134,249
7.75% Unsec. Sub. Nts., 5/1/10                                                         11,000         12,621
-------------------------------------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12                              245,000        312,560
-------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, 4.75% Nts., 1/27/10 11                                  165,000        162,328
-------------------------------------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                                         130,000        163,443
-------------------------------------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 10.15% Sr. Nts., 5/1/12                              65,000         83,977
-------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                              115,000        123,481
-------------------------------------------------------------------------------------------------------------
Travelers Property Casualty Corp., 3.75% Sr. Unsec. Nts., 3/15/08                     225,000        221,110
-------------------------------------------------------------------------------------------------------------
TXU Corp., 4.80% Nts., 11/15/09 11                                                    115,000        112,840
-------------------------------------------------------------------------------------------------------------
Tyco International Group SA:
6.375% Sr. Unsec. Unsub. Nts., 2/15/06                                                180,000        183,470
6.75% Sr. Unsub. Nts., 2/15/11                                                         76,000         83,538
-------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc., 4.875% Bonds, 3/15/15                                        71,000         71,381
-------------------------------------------------------------------------------------------------------------
Univision Communications, Inc.:
2.875% Sr. Unsec. Nts., 10/15/06                                                       32,000         31,442
3.50% Sr. Unsec. Nts., 10/15/07                                                       165,000        161,836
-------------------------------------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07                             245,000        252,055
-------------------------------------------------------------------------------------------------------------
Walt Disney Co. (The), 5.375% Sr. Unsec. Nts., 6/1/07                                 115,000        117,581
-------------------------------------------------------------------------------------------------------------
Waste Management, Inc.:
7% Sr. Nts., 7/15/28                                                                   90,000        102,850
7.125% Sr. Unsec. Nts., 10/1/07                                                       175,000        186,096
-------------------------------------------------------------------------------------------------------------
Yum! Brands, Inc., 8.50% Sr. Unsec. Nts., 4/15/06                                     260,000        270,954
                                                                                                -------------

Total Non-Convertible Corporate Bonds and Notes (Cost $18,800,505)                                18,948,954

-------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--2.3%
-------------------------------------------------------------------------------------------------------------
Undivided interest of 0.23% in joint repurchase agreement (Principal Amount/
Value $1,318,039,000, with a maturity value of $1,318,355,329) with UBS Warburg
LLC, 2.88%, dated 4/29/05, to be repurchased at $2,970,713 on 5/2/05, collateralized by Federal National Mortgage Assn., 5%--6%, 3/1/34--8/1/34,
with a value of $1,345,611,059 (Cost $2,970,000)                                    2,970,000      2,970,000

-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $135,714,254)                                         113.2%   144,680,339
-------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                   (13.2)   (16,849,330)
                                                                                  ---------------------------

NET ASSETS                                                                              100.0%  $127,831,009
                                                                                  ===========================


                  27 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                              CONTRACTS  EXPIRATION  EXERCISE   PREMIUM       VALUE
                        SUBJECT TO CALL        DATE     PRICE  RECEIVED  SEE NOTE 1
-----------------------------------------------------------------------------------
Schering-Plough Corp.               127     1/23/06    $22.50   $15,589     $17,145

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of April 30, 2005 was $2,840,656, which represents 2.22% of the Fund's net assets, none of which is considered restricted. See Note 9 of Notes to Financial Statements.

4. Received as the result of issuer reorganization.

5. Represents the current interest rate for a variable or increasing rate security.

6. When-issued security or forward commitment to be delivered and settled after April 30, 2005. See Note 1 of Notes to Financial Statements.

7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $1,403,196 or 1.10% of the Fund's net assets as of April 30, 2005.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $113,575 or 0.09% of the Fund's net assets as of April 30, 2005.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $248,239. See Note 6 of Notes to Financial Statements.

10. Zero coupon bond reflects effective yield on the date of purchase.

11. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $1,544,046 or 1.21% of the Fund's net assets as of April 30, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  28 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

April 30, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $135,714,254)--see accompanying statement of investments        $144,680,339
---------------------------------------------------------------------------------------------------------
Cash                                                                                             165,024
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $1,163,089 sold on a when-issued basis or forward commitment)      1,178,678
Interest, dividends and principal paydowns                                                       613,121
Shares of capital stock sold                                                                      75,789
Futures margins                                                                                   39,875
Other                                                                                              8,377
                                                                                            -------------
Total assets                                                                                 146,761,203

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $15,589)
--see accompanying statement of investments                                                       17,145
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $18,094,432 purchased on a when-issued basis
or forward commitment)                                                                        18,712,992
Shares of capital stock redeemed                                                                  77,993
Shareholder communications                                                                        34,265
Directors' compensation                                                                           28,598
Distribution and service plan fees                                                                26,106
Transfer and shareholder servicing agent fees                                                     19,120
Other                                                                                             13,975
                                                                                            -------------
Total liabilities                                                                             18,930,194

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $127,831,009
                                                                                            =============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                        $      8,955
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   127,514,693
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 65,804
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (8,771,918)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
liabilities denominated in foreign currencies                                                  9,013,475

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $127,831,009
                                                                                            =============


                  29 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $105,572,644 and
7,400,159 shares of capital stock outstanding)                                                     $14.27
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)    $15.14
----------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $13,273,170 and 917,272 shares of
capital stock outstanding)                                                                         $14.47
----------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $7,356,106 and 522,639 shares of
capital stock outstanding)                                                                         $14.07
----------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,629,089 and 114,624 shares of
capital stock outstanding)                                                                         $14.21

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  30 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended April 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $  1,107,755
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $372)                    655,171
                                                                   -------------
Total investment income                                               1,762,926

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                         401,203
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                 130,836
Class B                                                                  68,601
Class C                                                                  34,136
Class N                                                                   3,865
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  80,290
Class B                                                                  17,400
Class C                                                                   9,507
Class N                                                                   2,607
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                  18,688
Class B                                                                   4,411
Class C                                                                   1,688
Class N                                                                     259
--------------------------------------------------------------------------------
Accounting service fees                                                   7,500
--------------------------------------------------------------------------------
Directors' compensation                                                   1,930
--------------------------------------------------------------------------------
Custodian fees and expenses                                               1,489
--------------------------------------------------------------------------------
Other                                                                     5,201
                                                                   -------------
Total expenses                                                          789,611
Less reduction to custodian expenses                                       (943)
                                                                   -------------
Net expenses                                                            788,668

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   974,258


                  31 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENT OF OPERATIONS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                        $  2,444,968
Closing of futures contracts                                            380,732
Swap contracts                                                           (8,405)
                                                                   -------------
Net realized gain                                                     2,817,295
--------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                           1,473,893
Translation of assets and liabilities denominated in foreign
  currencies                                                               (113)
Futures contracts                                                      (182,268)
Option contracts                                                         (1,556)
Swap contracts                                                           (8,105)
                                                                   -------------
Net change in unrealized appreciation                                 1,281,851

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  5,073,404
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  32 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 SIX MONTHS             YEAR
                                                                      ENDED            ENDED
                                                             APRIL 30, 2005      OCTOBER 31,
                                                                (UNAUDITED)             2004
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                          $    974,258     $    920,493
---------------------------------------------------------------------------------------------
Net realized gain                                                 2,817,295       12,129,756
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation                             1,281,851       (4,860,509)
                                                               ------------------------------
Net increase in net assets resulting from operations              5,073,404        8,189,740

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                          (1,153,484)        (888,024)
Class B                                                             (86,020)          (1,401)
Class C                                                             (44,062)          (3,750)
Class N                                                             (13,171)          (4,892)

---------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
capital stock transactions:
Class A                                                            (830,218)      (2,841,650)
Class B                                                            (765,871)      (1,999,035)
Class C                                                             754,644        1,447,054
Class N                                                              98,866        1,061,292

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total increase                                                    3,034,088        4,959,334
---------------------------------------------------------------------------------------------
Beginning of period                                             124,796,921      119,837,587
                                                               ------------------------------
End of period (including accumulated net investment income
of $65,804 and $388,283, respectively)                         $127,831,009     $124,796,921
                                                               ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  33 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS A                                         (UNAUDITED)         2004          2003          2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.85     $  13.04      $  11.56      $  12.54       $  14.23     $  15.03
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .12 1        .12 1         .14           .22            .26          .44
Net realized and unrealized gain (loss)                 .46          .81          1.48          (.94)         (1.69)         .68
                                                   --------------------------------------------------------------------------------
Total from investment operations                        .58          .93          1.62          (.72)         (1.43)        1.12
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.16)        (.12)         (.14)         (.26)          (.26)        (.44)
Distributions from net realized gain                     --           --            --            --             --        (1.48)
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.16)        (.12)         (.14)         (.26)          (.26)       (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  14.27     $  13.85      $  13.04      $  11.56       $  12.54     $  14.23
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     4.15%        7.12%        14.17%        (5.86)%       (10.12)%       8.27%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $105,573     $103,268      $100,032      $ 92,806       $112,864     $144,244
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $107,211     $103,979      $ 94,811      $104,415       $128,477     $172,514
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  1.66%        0.88%         1.18%         1.73%          1.88%        2.88%
Total expenses                                         1.08% 4      1.13% 4,5     1.26% 4,5     1.21% 4,5      1.19% 4      1.11% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  30% 6        79% 6        275%          193%           164%          34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                        PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------
April 30, 2005                   $155,211,539          $159,793,485
October 31, 2004                  316,759,702           306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  34 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS B                                         (UNAUDITED)         2004          2003          2002           2001         2000
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  14.04     $  13.23      $  11.73      $  12.72       $  14.43     $  15.20
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            .06 1         -- 1         .04           .11            .15          .30
Net realized and unrealized gain (loss)                 .46          .81          1.50          (.94)         (1.70)         .73
                                                   --------------------------------------------------------------------------------
Total from investment operations                        .52          .81          1.54          (.83)         (1.55)        1.03
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.09)          -- 2        (.04)         (.16)          (.16)        (.32)
Distributions from net realized gain                     --           --            --            --             --        (1.48)
                                                   --------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.09)          --          (.04)         (.16)          (.16)       (1.80)
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $  14.47     $  14.04      $  13.23      $  11.73       $  12.72     $  14.43
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                     3.69%        6.13%        13.21%        (6.61)%       (10.79)%       7.48%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $ 13,273     $ 13,619      $ 14,747      $ 12,204       $ 14,770     $ 17,892
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $ 13,894     $ 14,875      $ 12,776      $ 13,639       $ 16,569     $ 19,643
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.79%       (0.01)%        0.31%         0.94%          1.14%        2.12%
Total expenses                                         1.96%        2.02%         2.15%         2.00%          1.94%        1.87%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 5        N/A 5        2.11%          N/A 5, 6       N/A 5        N/A 5
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  30% 7        79% 7        275%          193%           164%          34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                        PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------
April 30, 2005                   $155,211,539          $159,793,485
October 31, 2004                  316,759,702           306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  35 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 SIX MONTHS                                                                 YEAR
                                                      ENDED                                                                ENDED
                                             APRIL 30, 2005                                                             OCT. 31,
CLASS C                                         (UNAUDITED)         2004          2003          2002           2001         2000
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  13.66     $  12.88      $  11.43      $  12.41       $  14.08     $  14.88
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .06 1         -- 1         .07           .13            .13          .28
Net realized and unrealized gain (loss)                 .44          .79          1.43          (.94)         (1.64)         .72
                                                   -------------------------------------------------------------------------------
Total from investment operations                        .50          .79          1.50          (.81)         (1.51)        1.00
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.09)        (.01)         (.05)         (.17)          (.16)        (.32)
Distributions from net realized gain                     --           --            --            --             --        (1.48)
                                                   -------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.09)        (.01)         (.05)         (.17)          (.16)       (1.80)
----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                     $  14.07     $  13.66      $  12.88      $  11.43       $  12.41     $  14.08
                                                   ===============================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     3.68%        6.13%        13.18%        (6.64)%       (10.76)%       7.44%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)           $  7,356     $  6,422      $  4,666      $  2,984       $  2,893     $  3,931
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $  6,919     $  5,726      $  3,806      $  2,961       $  3,280     $  4,255
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                  0.76%        0.00%         0.29%         0.93%          1.14%        2.13%
Total expenses                                         1.97%        2.02%         2.17%         2.00%          1.94%        1.86%
Expenses after payments and waivers and
reduction to custodian expenses                         N/A 4        N/A 4        2.12%          N/A 4, 5       N/A 4        N/A 4
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  30% 6        79% 6        275%          193%           164%          34%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

6. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                        PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------
April 30, 2005                   $155,211,539          $159,793,485
October 31, 2004                  316,759,702           306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  36 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

                                                     SIX MONTHS                                                      YEAR
                                                          ENDED                                                     ENDED
                                                 APRIL 30, 2005                                                  OCT. 31,
CLASS N                                             (UNAUDITED)           2004          2003         2002          2001 1
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  13.80       $  13.00      $  11.52     $  12.52        $  13.74
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                       .09 2          .06 2         .12          .16             .12
Net realized and unrealized gain (loss)                     .45            .81          1.46         (.91)          (1.20)
                                                       --------------------------------------------------------------------
Total from investment operations                            .54            .87          1.58         (.75)          (1.08)
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.13)          (.07)         (.10)        (.25)           (.14)
Distributions from net realized gain                         --             --            --           --              --
                                                       --------------------------------------------------------------------
Total dividends and/or distributions to shareholders       (.13)          (.07)         (.10)        (.25)           (.14)
---------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  14.21       $  13.80      $  13.00     $  11.52        $  12.52
                                                       ====================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                         3.87%          6.68%        13.81%       (6.17)%         (7.90)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $  1,629       $  1,488      $    392     $    241        $      2
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  1,562       $  1,030      $    342     $    160        $      1
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      1.22%          0.46%         0.79%        1.28%           1.04%
Total expenses                                             1.51%          1.61%         2.04%        1.60%           1.68%
Expenses after payments and waivers and
reduction to custodian expenses                             N/A 5, 6      1.55%         1.58%         N/A 5, 6        N/A 5
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      30% 7          79% 7        275%         193%            164%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

7. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                        PURCHASE TRANSACTIONS     SALE TRANSACTIONS
-------------------------------------------------------------------
April 30, 2005                   $155,211,539          $159,793,485
October 31, 2004                  316,759,702           306,486,129

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  37 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Disciplined Allocation Fund (the Fund), a series of Oppenheimer Series Fund, Inc. (the Company), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session


                  38 | OPPENHEIMER DISCIPLINED ALLOCATION FUND ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of April 30, 2005, the Fund had purchased $18,094,432 of securities issued on a when-issued basis or forward commitment and sold $1,163,089 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                  39 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of April 30, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $8,439,824 expiring by 2013. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of April 30, 2005, it is estimated that the Fund will utilize $2,817,295 of capital loss carryforward to offset realized capital gains. During the year ended October 31, 2004, the Fund utilized $11,697,830 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  40 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

As of October 31, 2004, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                      EXPIRING
                      -----------------------
                      2009       $  1,037,238
                      2010         10,219,881
                                 ------------
                      Total      $ 11,257,119
                                 ============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended April 30, 2005, the Fund's projected benefit obligations were increased by $89 and payments of $1,574 were made to retired directors, resulting in an accumulated liability of $23,424 as of April 30, 2005.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained


                  41 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 550 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                        SIX MONTHS ENDED APRIL 30, 2005       YEAR ENDED OCTOBER 31, 2004
                               SHARES            AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------
CLASS A
Sold                          456,108       $ 6,585,612        1,031,614     $ 14,122,521
Dividends and/or
distributions reinvested       76,865         1,110,736           62,731          854,672
Redeemed                     (590,476)       (8,526,566)      (1,307,401)     (17,818,843)
                             -------------------------------------------------------------
Net decrease                  (57,503)      $  (830,218)        (213,056)    $ (2,841,650)
                             =============================================================

------------------------------------------------------------------------------------------
CLASS B
Sold                          133,642       $ 1,959,321          290,346     $  4,026,294
Dividends and/or
distributions reinvested        5,501            80,789               96            1,314
Redeemed                     (191,780)       (2,805,981)        (435,276)      (6,026,643)
                             -------------------------------------------------------------
Net decrease                  (52,637)      $  (765,871)        (144,834)    $ (1,999,035)
                             =============================================================

------------------------------------------------------------------------------------------
CLASS C
Sold                          103,089       $ 1,473,467          221,557     $  2,977,259
Dividends and/or
distributions reinvested        2,982            42,589              267            3,610
Redeemed                      (53,411)         (761,412)        (114,094)      (1,533,815)
                             -------------------------------------------------------------
Net increase                   52,660       $   754,644          107,730     $  1,447,054
                             =============================================================

------------------------------------------------------------------------------------------
CLASS N
Sold                           16,969       $   243,996           85,506     $  1,165,275
Dividends and/or
distributions reinvested          913            13,161              357            4,887
Redeemed                      (11,144)         (158,291)          (8,146)        (108,870)
                             -------------------------------------------------------------
Net increase                    6,738       $    98,866           77,717     $  1,061,292
                             =============================================================


                  42 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended April 30, 2005, were $40,926,935 and $32,332,301, respectively. There were purchases of $3,086,796 and sales of $4,229,854 of U.S. government and government agency obligations for the six months ended April 30, 2005. In addition, there were purchases of $155,211,539 and sales of $159,793,485 of To Be Announced (TBA) mortgage-related securities for the six months ended April 30, 2005.

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.625% of the first $300 million of average annual net assets of the Fund, 0.50% of the next $100 million, and 0.45% of average annual net assets in excess of $400 million.

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2005, the Fund paid $114,563 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a


                  43 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2005 for Class B, Class C and Class N shares were $419,724, $142,800 and $15,301, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------
April 30, 2005        $42,146            $261         $15,357            $604            $153

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of April 30, 2005, the Fund had no outstanding foreign currency contracts.


                  44 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2005, the Fund had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                 EXPIRATION    NUMBER OF    VALUATION AS OF       APPRECIATION
CONTRACT DESCRIPTION                  DATES    CONTRACTS     APRIL 30, 2005     (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                     6/21/05           38        $ 4,364,063     $      110,153
U.S. Treasury Nts., 10 yr.          6/21/05           12          1,337,063             14,956
                                                                                ---------------
                                                                                       125,109
                                                                                ---------------
CONTRACTS TO SELL
U.S. Treasury Nts., 2 yr.           6/30/05           84         17,447,063            (19,296)
U.S. Treasury Nts., 5 yr.           6/21/05          116         12,580,563            (57,286)
                                                                                ---------------
                                                                                       (76,582)
                                                                                ---------------
                                                                                $       48,527
                                                                                ===============


                  45 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Contracts subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2005 was as follows:

                                            CALL OPTIONS
                              --------------------------
                              NUMBER OF        AMOUNT OF
                              CONTRACTS         PREMIUMS
--------------------------------------------------------
Options outstanding as of
October 31, 2004                     --        $      --
Options written                     127           15,589
                              --------------------------
Options outstanding as of
April 30, 2005                      127        $  15,589
                              ==========================

--------------------------------------------------------------------------------
8. TOTAL RETURN SWAP CONTRACTS

The Fund may enter into a total return swap transaction to maintain a total return on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to unrealized gain (loss), in the amount due to or owed by the Fund at


                  46 | OPPENHEIMER DISCIPLINED ALLOCATION FUND termination or settlement. Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

      As of April 30, 2005, the Fund had no total return swap agreements outstanding.

--------------------------------------------------------------------------------
9. ILLIQUID OR RESTRICTED SECURITIES

As of April 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                ACQUISITION        VALUATION AS OF    UNREALIZED
SECURITY                               DATE  COST   APRIL 30, 2005  DEPRECIATION
--------------------------------------------------------------------------------
Geotek Communications, Inc.,
Series B, Escrow Shares              1/4/01  $400              $--          $400

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.


                  47 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. LITIGATION Continued

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  48 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerFunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  49 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the advisory agreement. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      NATURE AND EXTENT OF SERVICES. In considering the renewal of the Fund's advisory agreement for the current year, the Board evaluated the nature and extent of the services provided by the Manager and its affiliates. The Manager provides the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services and information the Board received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their experiences as directors or trustees of the Fund and other funds advised by the Manager. The Board received and reviewed information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

      PORTFOLIO MANAGEMENT SERVICES AND PERFORMANCE. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Christopher Leavy, Emmanuel Ferreira and Angelo Manioudakis and the Manager's Value and Investment Grade investment teams and analysts. Messrs. Leavy and Ferreira have had over 12 and 11 years, respectively, of experience managing equity investments and Mr. Manioudakis has had over 12 years of experience managing fixed-income investments. Mr. Leavy has been a Senior Vice President of the Manager since September 2000


                  50 | OPPENHEIMER DISCIPLINED ALLOCATION FUND and was a portfolio manager at Morgan Stanley Dean Witter Investment Management from 1997 through September 2000. Mr. Ferreira has been a Vice President of the Manager since January 2003 and was a Portfolio Manager at Lashire Investments from July 1999 through December 2002. Mr. Manioudakis has been a Senior Vice President of the Manager and of HarbourView Asset Management Corporation since April 2002 and a Senior Vice President of OFI Institutional Asset Management, Inc. since June 2002. He was Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management from August 1993 through April 2002.

      The Board reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other flexible portfolio funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board also receives and reviews comparative performance information regarding the Fund and other funds at each Board meeting. The Board noted that the Fund's three-year and five-year performance were better than its peer group average. However, its one-year performance was below its peer group average and its ten-year performance was disappointing.

      MANAGEMENT FEES AND EXPENSES. The Board also reviewed information, including comparative information, regarding the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other flexible portfolio funds and other funds with comparable assets levels and distribution features. The Board noted that the Fund's contractual and actual management fees and its total expenses are all lower than its peer group average. In addition, the Board evaluated the comparability of the fees charged and the services provided to the Fund to the fees charged and services provided to other types of entities advised by the Manager.

      PROFITABILITY OF THE MANAGER AND AFFILIATES. The Board also reviewed information regarding the cost of services provided by the Manager and its affiliates and the Manager's profitability. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).


                  51 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board noted that the fund has not recently experienced any asset growth and that, based on current asset levels, the Fund is not yet approaching its last management fee breakpoint.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules. The Board was aware that there are alternatives to retaining the Manager.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the investment advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                  52 | OPPENHEIMER DISCIPLINED ALLOCATION FUND

ITEM 2.  CODE OF ETHICS

         Not applicable to semiannual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         Not applicable to semiannual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7. DISCLOSURE OF PROXY POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

         Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

         Not applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

         Not applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a meeting of the Board of Directors of the registrant held on February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent directors, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 11. CONTROLS AND PROCEDURES

       (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

       (b) There have been no changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

    (A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

    (B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

    (C) EXHIBITS ATTACHED HERETO. (ATTACH PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES AS REQUIRED BY ITEM 7)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Disciplined Allocation Fund

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ JOHN V. MURPHY
         ----------------------------
         John V. Murphy
         Principal Executive Officer
Date:    June 15, 2005

By:      /S/ BRIAN W. WIXTED
         ----------------------------
         Brian W. Wixted
         Chief Financial Officer
Date:    June 15, 2005